Vanguard REIT Index Fund
Summary Prospectus

May 29, 2012

Institutional Shares

Vanguard REIT Index Fund Institutional Shares (VGSNX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
May 29, 2012, are incorporated into and made part of this Summary Prospectus by reference.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 (if you are an individual investor), 888-809-8102 (if you are a client of Vanguard‘s Institutional Division), or by sending an e-mail request to online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%

Example

The following example is intended to help you compare the cost of investing in the
Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10%.

Primary Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Industry concentration risk, which is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in REIT stocks, industry concentration risk is high.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index may, at times, become focused in stocks of a limited number of companies, which could cause the Fund to underperform the overall stock market.

• Interest rate risk, which is the chance that REIT stock prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund.

• Investment style risk, which is the chance that the returns from REIT stocks—which typically are small- or mid-capitalization stocks—will trail returns from the overall stock market. Historically, REIT stocks have performed quite differently from the overall market.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s
Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional
Shares compare with those of the Fund‘s target index and a comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the
Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at
vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard REIT Index Fund Institutional Shares1

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.56% (quarter ended September 30, 2009), and the lowest return for a quarter was –38.14% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2011
			Since
			Inception
			(Dec. 2,
	1 Year	5 Years	2003)
Vanguard REIT Index Fund Institutional Shares
Return Before Taxes	8.70%	–0.90%	8.50%
Return After Taxes on Distributions	7.77	–2.11	7.06
Return After Taxes on Distributions and Sale of Fund Shares	5.63	–1.49	6.60
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US REIT Index	8.69%	–1.51%	8.24%
REIT Spliced Index	8.69	–1.07	8.37

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After
Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Gerard C. O’Reilly, Principal of Vanguard. He has managed the Fund since its inception in 1996.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone
(800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Institutional Shares
To open and maintain an account	$5 million
To add to an existing account	Generally $100 (other than by Automatic Investment
Plan, which has no established minimum)

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Vanguard REIT Index Fund Institutional Shares—Fund Number 3123

CFA® is a trademark owned by CFA Institute.

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS
DIRECT OR INDIRECT INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING,
COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE
PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN
LICENSED FOR USE FOR CERTAIN PURPOSES BY VANGUARD. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR
WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THIS FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE
ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO
TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN
TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED
AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNER OF THIS FUND. NONE OF THE MSCI
PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUERS OR OWNERS OF THIS FUND INTO CONSIDERATION IN
DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR
HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN
THE DETERMINATION OR CALCULATION OF THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. NONE OF THE
MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE OWNERS OF THIS FUND IN CONNECTION WITH THE
ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES
FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE
ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE
MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S
CUSTOMERS OR COUNTERPARTIES, ISSUERS OF THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY,
FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED
HEREUNDER OR FOR ANY OTHER USE. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS
OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE
MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY
DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO ANY MSCI
INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE
MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES
(INCLUDING WITHOUT LIMITATION LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SPI 3123 052012